Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.5%
		Communication Services: 4.0%
770,129	(1)	Altice USA, Inc.	$ 17,166,175	1.1
74,614	(1),(2)	Live Nation Entertainment, Inc.	3,391,952	0.2
1,235,375	(1),(2)	Snap, Inc.	14,688,609	1.0
217,947	(1)	Take-Two Interactive Software, Inc.	25,850,694	1.7
		61,097,430		4.0

		Consumer Discretionary: 12.5%
188,073	(1)	Burlington Stores, Inc.	29,802,047	2.0
65,811		Domino's Pizza, Inc.	21,327,371	1.4
135,620	(1)	Five Below, Inc.	9,544,936	0.6
278,856		Hilton Worldwide Holdings, Inc.	19,029,133	1.2
139,745	(1)	Lululemon Athletica, Inc.	26,488,665	1.7
134,383	(1)	O'Reilly Automotive, Inc.	40,456,002	2.6
591,516	(1),(2)	Peloton Interactive, Inc.	15,704,750	1.0
208,914		Ross Stores, Inc.	18,169,251	1.2
309,117	(2)	Service Corp. International	12,089,566	0.8
		192,611,721		12.5

		Consumer Staples: 3.3%
258,246		Church & Dwight Co., Inc.	16,574,228	1.1
90,037		Constellation Brands, Inc.	12,907,704	0.8
162,207		Hershey Co.	21,492,428	1.4
		50,974,360		3.3

		Financials: 4.0%
287,398		LPL Financial Holdings, Inc.	15,643,073	1.0
106,388		MSCI, Inc. - Class A	30,741,876	2.0
211,283		Progressive Corp.	15,601,137	1.0
		61,986,086		4.0

		Health Care: 16.3%
98,008		Agilent Technologies, Inc.	7,019,333	0.5
125,003	(1)	Amedisys, Inc.	22,943,051	1.5
373,659	(1)	BioMarin Pharmaceutical, Inc.	31,574,185	2.0
515,380	(1)	Centene Corp.	30,618,726	2.0
186,515	(1)	Charles River Laboratories International, Inc.	23,540,058	1.5
39,427		Chemed Corp.	17,079,776	1.1
125,653	(1)	DexCom, Inc.	33,834,583	2.2
157,188	(1),(2)	Exact Sciences Corp.	9,116,904	0.6
337,442	(1),(2)	HealthEquity, Inc.	17,071,191	1.1
294,396	(1)	Incyte Corp., Ltd.	21,558,619	1.4
70,714	(1),(2)	Nevro Corp.	7,069,986	0.5
120,450	(1),(2)	Tandem Diabetes Care, Inc.	7,750,957	0.5
137,696	(1)	Veeva Systems, Inc.	21,531,524	1.4
		250,708,893		16.3

		Industrials: 15.8%
430,295		Ametek, Inc.	30,989,846	2.0
49,867	(1)	CoStar Group, Inc.	29,282,401	1.9
231,082		Hubbell, Inc.	26,514,349	1.7
168,692		L3Harris Technologies, Inc.	30,384,803	2.0
95,034		Old Dominion Freight Line	12,474,163	0.8
1,035,339		Quanta Services, Inc.	32,851,307	2.1
76,977		Roper Technologies, Inc.	24,002,198	1.6
383,275	(2)	Trane Technologies PLC	31,654,682	2.1
30,718	(2)	TransDigm Group, Inc.	9,835,596	0.6
202,843		Waste Connections, Inc.	15,720,333	1.0
		243,709,678		15.8

		Information Technology: 33.6%
952,786	(1)	Advanced Micro Devices, Inc.	43,332,707	2.8
192,146	(1)	Aspen Technology, Inc.	18,267,320	1.2
119,491	(1)	Autodesk, Inc.	18,652,545	1.2
244,566	(1)	Avalara, Inc.	18,244,624	1.2
374,815		Booz Allen Hamilton Holding Corp.	25,727,302	1.7
232,361	(1)	Cadence Design Systems, Inc.	15,345,120	1.0
196,885		CDW Corp.	18,363,464	1.2
182,736	(1)	DocuSign, Inc.	16,884,806	1.1
370,148		Entegris, Inc.	16,571,526	1.1
151,296	(1),(2)	Everbridge, Inc.	16,091,843	1.0
96,939	(1)	Fair Isaac Corp.	29,827,161	1.9
644,617	(1)	Fiserv, Inc.	61,232,169	4.0
335,321	(1),(2)	Five9, Inc.	25,638,644	1.7
274,298		Global Payments, Inc.	39,562,001	2.6
129,722	(1)	GoDaddy, Inc.	7,408,423	0.5
143,694		Lam Research Corp.	34,486,560	2.2
146,069		Motorola Solutions, Inc.	19,415,491	1.2
192,218	(1)	Paylocity Holding Corp.	16,976,694	1.1
116,741	(1)	RingCentral, Inc.	24,738,585	1.6
157,240	(1)	Zebra Technologies Corp.	28,869,264	1.9
336,798	(1),(2)	Zendesk, Inc.	21,558,440	1.4
		517,194,689		33.6

		Materials: 2.6%
129,654		Avery Dennison Corp.	13,207,853	0.8
348,346	(1)	Berry Global Group, Inc.	11,742,744	0.8
262,754	(1)	Crown Holdings, Inc.	15,250,242	1.0
		40,200,839		2.6

		Real Estate: 3.4%
252,192		Equity Lifestyle Properties, Inc.	14,495,996	1.0
138,526		SBA Communications Corp.	37,397,864	2.4
		51,893,860		3.4

	Total Common Stock
	(Cost $1,505,366,159)	1,470,377,556		95.5

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
374,376		iShares Russell Mid-Cap Growth ETF	$ 45,520,378	3.0

	Total Exchange-Traded Funds
	(Cost $42,331,333)	45,520,378		3.0

	Total Long-Term Investments
	(Cost $1,547,697,492)	1,515,897,934		98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
		Commercial Paper: 0.2%
950,000	(3)	Exxon Mobil Corp., 1.600%, 06/03/2020	946,424	0.0
950,000	(3)	Federal Republic of Germany, 1.620%, 05/21/2020	948,654	0.1
700,000	(3)	LMA Americas LLC, 1.660%, 04/07/2020	699,850	0.0
950,000	(3)	Pfizer Inc., 1.630%, 04/16/2020	949,521	0.1

	Total Commercial Paper
	(Cost $3,544,449)	3,544,449		0.2

		Floating Rate Notes: 1.1%
250,000	(3)	Australia & New Zealand Banking Group Ltd., 0.950%, 05/20/2020	250,046	0.0
725,000	(3)	Australia & New Zealand Banking Group Ltd., 1.220%, 04/09/2020	725,114	0.1
950,000	(3)	Bank of Montreal, 0.980%, 08/26/2020	950,009	0.1
900,000	(3)	Bank of Nova Scotia, 1.240%, 05/08/2020	900,311	0.1
275,000	(3)	BNP Paribas, 0.910%, 05/14/2020	274,939	0.0
950,000	(3)	Canadian Imperial Bank of Commerce, 0.240%, 08/28/2020	945,010	0.1
990,000	(3)	Commonwealth Bank of Australia, 0.950%, 06/10/2020	989,146	0.1
600,000	(3)	Coöperatieve Rabobank U.A., 0.990%, 04/20/2020	600,150	0.0
250,000	(3)	Crédit Agricole Group, 0.190%, 06/12/2020	249,449	0.0
775,000	(3)	Crédit Industriel et Commercial, 1.250%, 04/09/2020	775,125	0.1
450,000	(3)	Credit Suisse Group AG, 0.150%, 08/14/2020	448,078	0.0
500,000	(3)	Credit Suisse Group AG, 0.360%, 04/17/2020	499,982	0.0
475,000	(3)	J.P. Morgan Securities LLC, 1.190%, 07/08/2020	474,757	0.0
500,000	(3)	JPMorgan Chase & Co., 1.740%, 08/07/2020	499,153	0.0
950,000	(3)	Lloyds Bank PLC, 1.080%, 07/31/2020	949,454	0.1
250,000	(3)	Mitsubishi UFJ Financial Group, Inc., 1.720%, 05/26/2020	249,842	0.0
550,000	(3)	Mizuho Financial Group Inc., 1.140%, 05/22/2020	550,169	0.0
350,000	(3)	Mizuho Financial Group Inc., 1.640%, 05/05/2020	350,165	0.0
625,000	(3)	National Bank of Canada, 1.840%, 05/01/2020	624,786	0.0
800,000	(3)	Royal Bank of Canada, 0.960%, 07/17/2020	799,316	0.1
300,000	(3)	Skandinaviska Enskilda Banken AB, 1.150%, 05/26/2020	300,083	0.0
650,000	(3)	Skandinaviska Enskilda Banken AB, 1.780%, 05/11/2020	649,688	0.1
950,000	(3)	Societe Generale, 0.290%, 09/04/2020	946,093	0.1
350,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 0.660%, 06/18/2020	349,742	0.0
600,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 1.280%, 05/07/2020	600,262	0.0
500,000	(3)	The Norinchukin Bank, 1.200%, 04/24/2020	500,057	0.0
650,000	(3)	The Sumitomo Mitsui Financial Group, 1.040%, 05/12/2020	650,357	0.1
300,000	(3)	The Sumitomo Mitsui Financial Group, 1.600%, 06/05/2020	300,063	0.0
400,000	(3)	Toronto-Dominion Bank, 1.020%, 07/21/2020	399,725	0.0
325,000	(3)	Toyota Motor Corp., 1.680%, 04/17/2020	324,860	0.0

	Total Floating Rate Notes
	(Cost $17,125,931)	17,125,931		1.1

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: 3.0%
1,461,817	(3)	Amhert Pierpoint Securities LLC, Repurchase Agreement dated 03/31/20, 0.05%, due 04/01/20 (Repurchase Amount $1,461,819, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,491,053, due 04/21/20-12/20/69)	$ 1,461,817	0.1
6,316,155	(3)	BNP Paribas S.A., Repurchase Agreement dated 03/31/20, 0.33%, due 04/01/20 (Repurchase Amount $6,316,212, collateralized by various U.S. Government Securities, 2.125%-6.875%, Market Value plus accrued interest $6,631,977, due 06/15/20-03/15/39)	6,316,155	0.4
5,511,787	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $5,511,790, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $5,622,023, due 05/01/20-02/20/70)	5,511,787	0.4
3,595,092	(3)	CF Secured LLC, Repurchase Agreement dated 03/31/20, 0.02%-0.38%, due 04/01/20 (Repurchase Amount $3,595,106, collateralized by various U.S. Government/U.S. Government Agency Oblig., 0.000%-6.500%, Market Value plus accrued interest $3,666,998, due 12/15/21-11/20/66)	3,595,092	0.2
1,912,794	(3)	Citadel Securities LLC, Repurchase Agreement dated 03/31/20, 0.09%, due 04/01/20 (Repurchase Amount $1,912,799, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $1,951,055, due 04/07/20-02/15/50)	1,912,794	0.1
1,977,569	(3)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,977,570, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,017,120, due 04/02/20-03/01/50)	1,977,569	0.1
1,200,000	(3)	MUFG Securities America Inc., Repurchase Agreement dated 03/03/20, 0.35%, due 05/05/20 (Repurchase Amount $1,200,725, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $1,259,999, due 10/15/20-09/09/49)	1,200,000	0.1
2,785,459	(3)	Royal Bank of Canada, Repurchase Agreement dated 03/31/20, 0.38%, due 04/01/20 (Repurchase Amount $2,785,488, collateralized by various U.S. Government Securities, 1.493%-10.200%, Market Value plus accrued interest $2,906,734, due 04/17/20-03/15/40)	2,785,459	0.2

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
10,316,292	(3)	Royal Bank of Canada (NY), Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $10,316,295, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $10,522,618, due 08/01/23-06/01/51)	$ 10,316,292	0.7
11,534,495	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/20, 0.16%, due 04/01/20 (Repurchase Amount $11,534,546, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $11,793,340, due 04/01/20-09/09/49)	11,534,495	0.7

	Total Repurchase Agreements
	(Cost $46,611,460)	46,611,460		3.0

	Certificates of Deposit: 0.1%
550,000	(3)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020	550,294	0.1
400,000	(3)	Landesbank Baden-Wurttemberg, 1.640%, 04/21/2020	400,211	0.0

	Total Certificates of Deposit
	(Cost $950,505)	950,505		0.1

Shares			Value	Percentage of Net Assets
	Mutual Funds(3): 1.9%
1,926,000	(3), (4)	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.380%	1,926,000	0.1
2,160,000	(3),(4)	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.490%	2,160,000	0.2
24,732,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%	24,732,000	1.6
	Total Mutual Funds
	(Cost $28,818,000)	28,818,000		1.9

	Total Short-Term Investments
	(Cost $97,050,345)	97,050,345		6.3

	Total Investments in Securities (Cost $1,644,747,837)	$ 1,612,948,279		104.8
	Liabilities in Excess of Other Assets	(74,008,630)		(4.8)
	Net Assets	$ 1,538,939,649		100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 1,470,377,556	$ –	$ –	$ 1,470,377,556
Exchange-Traded Funds	45,520,378	–	–	45,520,378
Short-Term Investments	–	97,050,345	–	97,050,345
Total Investments, at fair value	$ 1,515,897,934	$ 97,050,345	$ –	$ 1,612,948,279

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,649,122,432.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 108,009,807
Gross Unrealized Depreciation	(144,183,582)
Net Unrealized Depreciation	$ (36,173,775)